Note 8 - Contract Liabilities	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
8.	CONTRACT LIABILITIES

The following table presents changes in the contract liabilities balance:

Balance, January 1, 2020	$192,958
Amounts invoices and revenue deferred as at June 30, 2020	63,367
Recognition of deferred revenue included in the period	(117,826)
Balance, June 30, 2020	138,499
Amounts invoices and revenue deferred as at December 31, 2020	203,860
Recognition of deferred revenue included in the period	(123,793)
Balance, December 31, 2020	$218,566
Amounts invoices and revenue deferred as at June 30, 2021	224,195
Recognition of deferred revenue included in period	(180,689)
Balance, June 30, 2021	$262,072